Stockholders' equity (Detail Textuals 1)	0 Months Ended	6 Months Ended		9 Months Ended					12 Months Ended				1 Months Ended	6 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended			9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Aug. 08, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2015 USD ($)		Mar. 31, 2015 CAD		Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Jan. 25, 2014	Dec. 31, 2014 Investor Warrant Exercises [Member]	Jun. 30, 2014 Investor Warrant Exercises [Member] USD ($)	Mar. 31, 2015 Investor Warrant Exercises [Member] USD ($)	Feb. 09, 2015 Investor Warrant Exchange [Member]	Mar. 31, 2015 Investor Warrant Exchange [Member]	Mar. 31, 2015 Broker Warrants [Member] USD ($)	Jun. 30, 2014 Broker Warrants [Member]	Mar. 31, 2015 Stock Options [Member] USD ($)	Dec. 31, 2013 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)	Sep. 08, 2010 Private Placement USD ($)	Sep. 08, 2010 Private Placement CAD	Aug. 27, 2010 Private Placement USD ($)	Aug. 27, 2010 Private Placement CAD	Dec. 31, 2010 Private Placement USD ($)	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director CAD	May 27, 2010 Common stock USD ($)	Jun. 30, 2014 Common stock USD ($)	Mar. 31, 2015 Common stock USD ($)	Dec. 31, 2010 Common stock	Dec. 31, 2013 Common stock USD ($)	Dec. 31, 2012 Common stock USD ($)	May 27, 2010 Common stock Founders [Member] USD ($)	May 27, 2010 Director and Officer [Member] Common stock Founders [Member]	Dec. 31, 2012 Valent Technologies, LLC [Member]	Jan. 25, 2013 Exchange Agreement (the "Reverse Acquisition") DelMar Pharmaceuticals (BC) Ltd. Common stock
Stockholders Equity Note [Line Items]
Stock issued to founders, shares																																				7,000,000	6,000,000
Stock issued to founders, per share																																		$ 0.001		$ 0.001
Stock issued to founders, proceeds																																				$ 6,667
Shares issued to the delMar employee share purchase trust																																	2,000,000
Number of stock issued pursuant to vesting provisions and a repurchase option																														6,700,000
Number of unvested shares to be repurchased prior to the expiration period																														6,700,000
Stock repurchase price per share																														$ 0.001
Vesting percentage of common stock																														25.00%
Description of vesting of common stock																														25% of the common shares shall vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010.
Expiration period of stock option																														36 months
Common stock issued during period																							280,000	280,000	720,000	720,000
Common stock per share amount (in dollars per share)																							$ 0.096	0.10	$ 0.095	0.10
Proceeds from issuance of common stock																							26,989		68,414
Subscriptions receivable																											28,506
Issuance of shares for settlement of accounts payable (in shares)																																			500,000			500,000
Stock issued during period value employee stock purchase trust for services additional paid in capital										781,846	32,091																								1,591
Stock issued during period value employee stock purchase trust for services (in shares)																												1,390,625	1,390,625						1,590,625
Business Acquisition, Equity interest issued or issuable, Number of shares																																							13,070,000
Number of warrants exercisable				(1,986,074)	[1]	(1,986,074)	[1]					20,000						92,000	8,000
Exercise price				$ 0.39		0.88														$ 0.88	$ 1.15	$ 0.47						$ 0.47	0.50
Granted stock option				600,000		600,000														600,000	2,340,000	1,020,000
Stock option expense				142,171				885,353
Stock option recognized as additional paid in capital		300,967	211,673	142,447				954,747	890,648	272,594
Rrecognized as stock option liability				276				69,394
Aggregate intrinsic value of stock options outstanding		372,454		345,131				1,008,330	422,910	306,000
Aggregate intrinsic value of stock options exercisable		336,853		333,139				734,111	341,304	172,650
Unrecognized compensation expense		130,048		127,200				734,111
Proceeds from the exercise of warrants	$ 2,725,916	$ 2,480,750		$ 1,404,177				$ 221,850						$ 3,886,736	$ 795,501			$ 138,000
Number of broker warrants																		345,000
Number of warrants expired												2,169,000						92,000
Number of warrants issued													414,889		1,986,074		2,836,541
Common stock shares issued on exercise of warrants		20,000							221,000				1,244,666		1,223,847	1,591,875	945,514

[1]	During the nine months ended March 31, 2015, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).